Contingencies (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Coalescev Wafer Gen [Member]	Dec. 31, 2013 Coalescev Wafer Gen [Member]
Contingencies (Details) [Line Items]
Loss Contingency, Allegations		Coalesce v. WaferGen. On April 24, 2012, an action entitled Coalesce Corporation ("Coalesce") v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September 5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. In August 2014, the plaintiff and Company agreed to an out-of-court settlement, with certain details to be finalized in a formal written agreement. The Company recorded an expense of $110,000 in the three months ended June 30, 2014, to increase the sum accrued to the amount of the out-of-court settlement.	Coalesce v. WaferGen. On April 24, 2012, an action entitled Coalesce Corporation ("Coalesce") v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September 5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On April 15, 2013, the case was referred to mediation. The first mediation session was held on August 7, 2013, resulting in further requests for documentation by both parties. The litigation is in the discovery stage and a trial has been set for September 15, 2014. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company's financial position and results of operations. Related legal costs are being expensed as incurred.
Loss Contingency, Lawsuit Filing Date		April 24, 2012	April 24, 2012
Loss Contingency, Name of Plaintiff		Coalesce Corporation	Coalesce Corporation
Loss Contingency, Name of Defendant		WaferGen Bio-systems, Inc	WaferGen Bio-systems, Inc
Loss Contingency, Domicile of Litigation		Alameda County Superior Court	Alameda County Superior Court
Loss Contingency, Damages Sought		in excess of $500,000 and other compensation.	in excess of $500,000 and other compensation
Loss Contingency, Damages Sought, Value		$ 500,000	$ 500,000
Litigation Settlement, Additional Expense	$ 110,000